Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 12.2%
$497,428	Abe Investment Holdings, Inc. 4.625% (3-Month USD Libor+450 basis points), 2/19/2026[1,2,3]	$494,515
250,000	Alphabet Holding Co., Inc. 7.863% (3-Month USD Libor+775 basis points), 8/15/2025[1,2,3]	251,562
257,400	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[1,2,3]	258,526
267,539	American Consolidated Natural Resources, Inc. 17.000% (1-Month USD Libor+1,300 basis points), 9/16/2025[1,3]	266,870
487,552	American Rock Salt Co. LLC 4.500% (3-Month USD Libor+350 basis points), 3/21/2025[1,2,3]	489,000
497,443	Amynta Agency Borrower, Inc. 4.613% (3-Month USD Libor+450 basis points), 2/28/2025[1,2,3]	492,936
	Aruba Investments Holdings, LLC
250,000	4.750% (1-Month USD Libor+400 basis points), 11/24/2027[1,2,3]	250,313
400,000	8.500% (1-Month USD Libor+775 basis points), 11/24/2028[1,2,3]	404,334
500,000	Avaya, Inc. 4.365% (1-Month USD Libor+425 basis points), 12/15/2027[1,2,3]	501,355
497,409	Aveanna Healthcare LLC 5.250% (3-Month USD Libor+425 basis points), 3/16/2024[1,2,3]	497,021
299,250	Canada Goose, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/7/2027[1,2,3,4]	300,372
300,000	CCI Buyer, Inc. 4.750% (1-Month USD Libor+400 basis points), 12/17/2027[1,2,3]	300,937
	CCS-CMGC Holdings, Inc.
268,813	5.613% (3-Month USD Libor+550 basis points), 10/1/2025[1,2,3]	265,369
150,000	9.113% (3-Month USD Libor+900 basis points), 10/1/2026[1,2,3]	139,500
644,987	Core & Main LP 3.750% (3-Month USD Libor+300 basis points), 8/1/2024[1,2,3]	643,833
200,142	Covia Holdings Corp. 5.000% (1-Month USD Libor+400 basis points), 7/31/2026[1,3]	193,610
495,000	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[1,2,3]	498,250
78,207	Ditech Holding Corp. 8.499% (3-Month USD Libor+600 basis points), 6/30/2022*,1,3	15,055
748,125	ECI Macola/Max Holding LLC 4.500% (1-Month USD Libor+375 basis points), 11/9/2027[1,2,3]	749,995
350,000	Flexential Intermediate Corp. 7.434% (3-Month USD Libor+725 basis points), 8/1/2025[1,2,3]	306,579
506,123	Forterra Finance LLC 4.000% (3-Month USD Libor+300 basis points), 10/25/2023[1,2,3]	506,888
400,000	Grab Holdings, Inc. 5.500% (1-Month USD Libor+450 basis points), 1/29/2026[1,2,3,4]	408,502

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$598,500	Great Outdoors Group LLC 5.000% (1-Month USD Libor+425 basis points), 3/5/2028[1,2,3]	$602,148
700,000	Guidehouse LLP 4.646% (1-Month USD Libor+450 basis points), 5/1/2025[1,2,3]	703,062
695,374	Idera, Inc. 4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3]	691,174
684,010	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	679,236
248,082	IRB Holding Corp. 2.953% (1-Month USD Libor+275 basis points), 2/5/2025[1,2,3]	246,583
352,494	Isagenix International LLC 6.750% (3-Month USD Libor+575 basis points), 6/14/2025[1,2,3]	268,264
650,000	Ivanti Software, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/1/2027[1,2,3]	649,187
269,458	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[1,2,3]	246,610
	LBM Acquisition LLC
163,636	4.500% (1-Month USD Libor+375 basis points), 12/17/2027[1,2,3]	163,451
36,364	4.500% (1-Month USD Libor+375 basis points), 12/17/2027[1,2,3,5,6]	36,322
498,750	Life Time, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/15/2024[1,2,3]	501,166
	Lightstone Holdco LLC
473,305	3.962% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	374,207
26,695	3.962% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	21,106
598,500	LogMeIn, Inc. 4.860% (1-Month USD Libor+475 basis points), 8/31/2027[1,2,3]	598,311
248,708	Mauser Packaging Solutions Holding Co. 3.381% (3-Month USD Libor+325 basis points), 4/3/2024[1,2,3]	240,664
445,840	McAfee LLC 3.860% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	446,315
637,000	Minotaur Acquisition, Inc. 5.113% (3-Month USD Libor+500 basis points), 3/29/2026[1,2,3]	637,637
515,625	MMM Holdings LLC 6.750% (1-Month USD Libor+575 basis points), 12/26/2026[1,2,3,4]	516,592
497,468	MoneyGram International, Inc. 7.000% (3-Month USD Libor+600 basis points), 6/30/2023[1,2,3]	498,789
	National Mentor Holdings, Inc.
655,977	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3]	656,180
72,157	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3,5,6]	72,180
21,866	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[1,2,3]	21,873
398,344	NeuStar, Inc. 9.000% (3-Month USD Libor+800 basis points), 8/8/2025[1,2,3]	361,248

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$493,750	Option Care Health, Inc. 3.863% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	$494,471
600,000	Pearl Debt Merger Sub 1, Inc. 5.000% (1-Month USD Libor+425 basis points), 3/19/2028[1,2,3,5,6]	598,875
249,375	Pluto Acquisition I, Inc. 5.500% (1-Month USD Libor+500 basis points), 6/20/2026[1,2,3]	251,089
850,000	PowerTeam Services LLC 8.250% (3-Month USD Libor+725 basis points), 3/6/2026[1,2,3]	847,875
100,000	Prairie ECI Acquiror LP 4.000% (3-Month USD Libor+475 basis points), 3/11/2026[1,2,3]	97,382
325,000	Quest Software U.S. Holdings, Inc. 8.436% (3-Month USD Libor+825 basis points), 5/18/2026[1,2,3]	325,162
	Redstone Holdco 2 LP
476,667	8.500% (1-Month USD Libor+775 basis points), 4/16/2029[1,2,3,5,6]	469,815
273,333	8.500% (1-Month USD Libor+775 basis points), 4/16/2029[1,2,3,5,6]	269,404
400,000	Renaissance Holdings Corp. 7.109% (3-Month USD Libor+700 basis points), 5/29/2026[1,2,3]	400,666
397,980	Rohm Holding GmbH 5.228% (1-Month USD Libor+500 basis points), 7/31/2026[1,2,3,4]	398,394
577,516	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[1,2,3]	578,963
292,788	Samsonite IP Holdings Sarl 5.500% (1-Month USD Libor+450 basis points), 4/25/2025[1,2,3,4]	294,619
497,436	Scientific Games International, Inc. 2.863% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,3]	491,029
344,602	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,3]	270,857
497,455	Severin Acquisition LLC 3.366% (1-Month USD Libor+325 basis points), 8/1/2025[1,2,3]	492,854
455,882	SK Invictus Intermediate II Sarl 6.859% (3-Month USD Libor+675 basis points), 3/28/2026[1,2,3,4]	455,597
248,747	Surf Holdings LLC 3.676% (1-Month USD Libor+350 basis points), 3/5/2027[1,2,3]	246,740
445,500	Surgery Center Holdings, Inc. 9.000% (1-Month USD Libor+800 basis points), 8/31/2024[1,2,3]	455,943
447,669	Team Health Holdings, Inc. 3.750% (3-Month USD Libor+275 basis points), 2/6/2024[1,2,3]	418,674
498,750	U.S. Radiology Specialists, Inc. 6.250% (1-Month USD Libor+550 basis points), 12/15/2027[1,2,3]	501,645
398,987	U.S. Renal Care, Inc. 5.125% (3-Month USD Libor+500 basis points), 7/26/2026[1,2,3]	391,538
390,507	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[1,3]	375,791

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$250,000	Zaxby's Operating Co. LP 4.500% (1-Month USD Libor+375 basis points), 12/28/2027[1,2,3]	$250,656
	Total Bank Loans
	(Cost $26,452,735)	26,845,666
	BONDS — 81.5%
	ASSET-BACKED SECURITIES — 70.6%
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class E, 6.734% (3-Month USD Libor+655 basis points), 7/22/2032[2,3,7]	1,000,543
	AIMCO CLO Series
1,000,000	Series 2015-AA, Class DR, 2.634% (3-Month USD Libor+245 basis points), 1/15/2028[2,3,7]	1,002,984
750,000	Series 2015-AA, Class FR, 7.184% (3-Month USD Libor+700 basis points), 1/15/2028[2,3,7]	747,144
750,000	Anchorage Capital CLO Ltd. Series 2020-15A, Class E, 7.688% (3-Month USD Libor+750 basis points), 7/20/2031[2,3,7]	754,008
1,000,000	Anchorage Credit Funding Ltd. Series 2018-5A, Class DR, 5.500%, 4/25/2036[2,7]	1,012,699
	Annisa CLO Ltd.
750,000	Series 2016-2A, Class DR, 3.188% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	744,623
1,000,000	Series 2016-2A, Class ER, 6.188% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,7]	992,500
	Apidos CLO
1,500,000	Series 2015-21A, Class DR, 5.390% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,7]	1,450,657
750,000	Series 2017-26A, Class C, 3.890% (3-Month USD Libor+370 basis points), 7/18/2029[2,3,7]	752,101
650,000	Series 2016-24A, Class DR, 5.988% (3-Month USD Libor+580 basis points), 10/20/2030[2,3,7]	625,129
1,225,000	Series 2018-18A, Class E, 5.884% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,7]	1,163,750
925,000	Series 2017-28A, Class D, 5.688% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,7]	876,040
1,500,000	Series 2013-12A, Class DR, 2.784% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,7]	1,447,070
1,625,000	Series 2013-12A, Class ER, 5.584% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	1,531,462
400,000	Series 2013-15A, Class ERR, 5.888% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,7]	383,964
1,000,000	Series XXXA, Class D, 5.790% (3-Month USD Libor+560 basis points), 10/18/2031[2,3,7]	967,047

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Apidos CLO Series 2012-11A, Class DR3, 3.927% (3-Month USD Libor+375 basis points), 4/17/2034[2,3,7]	$1,000,000
1,000,000	Ares CLO Ltd. Series 2020-58A, Class E, 7.266% (3-Month USD Libor+703 basis points), 1/15/2033[2,3,7]	1,008,888
1,000,000	ASSURANT CLO Ltd. Series 2019-5A, Class E, 7.524% (3-Month USD Libor+734 basis points), 1/15/2033[2,3,7]	1,005,541
500,000	Avery Point CLO Ltd. Series 2015-6A, Class E1, 5.695% (3-Month USD Libor+550 basis points), 8/5/2027[2,3,7]	482,952
500,000	Ballyrock CLO Ltd. Series 2019-1A, Class D, 6.984% (3-Month USD Libor+680 basis points), 7/15/2032[2,3,7]	500,946
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 3.984% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,7]	753,045
1,000,000	Series 2019-2A, Class E, 7.134% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,7]	1,009,776
	Barings CLO Ltd.
1,500,000	Series 2013-IA, Class DR, 2.738% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	1,483,364
750,000	Series 2013-IA, Class FR, 6.938% (3-Month USD Libor+675 basis points), 1/20/2028[2,3,7]	713,752
1,500,000	Series 2017-1A, Class D, 3.790% (3-Month USD Libor+360 basis points), 7/18/2029[2,3,7]	1,502,531
2,300,000	Series 2017-1A, Class E, 6.190% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,7]	2,303,901
1,000,000	Series 2017-1A, Class F, 7.640% (3-Month USD Libor+745 basis points), 7/18/2029[2,3,7]	935,644
1,500,000	Series 2019-3A, Class E, 6.968% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	1,506,453
1,000,000	Series 2019-1A, Class ER, 7.044% (3-Month USD Libor+686 basis points), 4/15/2036[2,3,7]	980,000
	Barings Euro CLO
750,000	Series 2020-1A, Class E, 6.900% (3-Month EUR Libor+690 basis points), 4/21/2033[2,3,7]	907,728
1,000,000	Series 2020-1X, Class F, 7.980% (3-Month EUR Libor+798 basis points), 4/21/2033[2,3]	1,178,724
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 3.626% (3-Month USD Libor+345 basis points), 1/25/2035[2,3,7]	500,558

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Benefit Street Partners CLO Ltd.
$805,000	Series 2013-IIA, Class CR, 3.884% (3-Month USD Libor+370 basis points), 7/15/2029[2,3,7]	$786,842
750,000	Series 2018-5BA, Class C, 3.118% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	728,097
1,250,000	Series 2018-14A, Class E, 5.538% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,7]	1,196,500
1,250,000	Series 2018-5BA, Class D, 6.138% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	1,179,426
1,000,000	Series 2020-21A, Class D, 4.534% (3-Month USD Libor+435 basis points), 7/15/2031[2,3,7]	1,009,702
1,250,000	Series 2019-17A, Class E, 6.784% (3-Month USD Libor+660 basis points), 7/15/2032[2,3,7]	1,251,657
1,000,000	Canyon CLO Ltd. Series 2020-1A, Class E, 5.184% (3-Month USD Libor+500 basis points), 7/15/2028[2,3,7]	1,000,202
500,000	Carbone CLO Ltd. Series 2017-1A, Class D, 6.088% (3-Month USD Libor+590 basis points), 1/20/2031[2,3,7]	486,850
	Carlyle Global Market Strategies CLO Ltd.
850,000	Series 2015-2A, Class CR, 2.431% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	849,998
625,000	Series 2015-2A, Class DR, 4.531% (3-Month USD Libor+435 basis points), 4/27/2027[2,3,7]	624,994
1,303,000	Carlyle U.S. CLO Ltd. Series 2019-3A, Class D, 7.218% (3-Month USD Libor+703 basis points), 10/20/2032[2,3,7]	1,307,444
1,250,000	Catamaran CLO Ltd. Series 2013-1A, Class DR, 2.981% (3-Month USD Libor+280 basis points), 1/27/2028[2,3,7]	1,239,058
1,500,000	Cedar Funding CLO Ltd. Series 2020-12A, Class E, 6.176% (3-Month USD Libor+600 basis points), 10/25/2032[2,3,7]	1,462,544
1,000,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[2,3]	1,218,302
	CIFC Funding Ltd.
750,000	Series 2015-3A, Class DR, 2.690% (3-Month USD Libor+250 basis points), 4/19/2029[2,3,7]	730,224
750,000	Series 2018-1A, Class D, 2.840% (3-Month USD Libor+265 basis points), 4/18/2031[2,3,7]	740,237
500,000	Series 2018-3A, Class E, 5.690% (3-Month USD Libor+550 basis points), 7/18/2031[2,3,7]	488,845

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Series 2018-5A, Class C, 3.184% (3-Month USD Libor+300 basis points), 1/15/2032[2,3,7]	$251,347
750,000	Series 2019-5A, Class D, 7.024% (3-Month USD Libor+684 basis points), 10/15/2032[2,3,7]	753,714
500,000	Series 2019-6A, Class E, 7.584% (3-Month USD Libor+740 basis points), 1/16/2033[2,3,7]	503,745
1,000,000	Series 2019-2A, Class ER, 6.776% (3-Month USD Libor+659 basis points), 4/17/2034[2,3,7]	999,000
2,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.838% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,7]	2,518,263
800,000	CVC Cordatus Loan Fund Series 12X, Class D, 3.200% (3-Month EUR Libor+320 basis points), 1/23/2032[2,3]	961,363
2,000,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[2,3]	2,439,141
	Dryden CLO Ltd.
500,000	Series 2020-86A, Class E, 6.850% (3-Month USD Libor+666 basis points), 7/17/2030[2,3,7]	501,919
995,000	Series 2018-57A, Class D, 2.744% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	975,899
330,000	Series 2018-57A, Class E, 5.394% (3-Month USD Libor+520 basis points), 5/15/2031[2,3,7]	314,651
550,000	Series 2020-77A, Class D1, 5.322% (3-Month USD Libor+514 basis points), 5/20/2031[2,3,7]	551,263
1,000,000	Series 2018-70A, Class E, 6.234% (3-Month USD Libor+605 basis points), 1/16/2032[2,3,7]	1,000,914
250,000	Series 2019-72A, Class E, 6.994% (3-Month USD Libor+680 basis points), 5/15/2032[2,3,7]	250,643
750,000	Series 2020-85A, Class E, 7.934% (3-Month USD Libor+775 basis points), 10/15/2032[2,3,7]	758,377
500,000	Series 2020-78A, Class D, 3.190% (3-Month USD Libor+300 basis points), 4/17/2033[2,3,7]	502,122
	Dryden Senior Loan Fund
2,000,000	Series 2012-25A, Class DRR, 3.184% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	2,002,513
800,000	Series 2017-54A, Class E, 6.390% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	807,972
750,000	Series 2015-38A, Class ER, 5.784% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,7]	713,213
500,000	Series 2016-45A, Class DR, 3.334% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	500,719

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Series 2015-41A, Class ER, 5.484% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,7]	$1,422,523
1,350,000	Series 2015-40A, Class DR, 3.294% (3-Month USD Libor+310 basis points), 8/15/2031[2,3,7]	1,356,788
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 2.688% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	1,051,463
850,000	Series 2015-1A, Class ER, 5.788% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,7]	827,901
500,000	Series 2014-1RA, Class E, 5.884% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	479,245
750,000	Series 2018-1A, Class D, 3.384% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,7]	753,860
1,250,000	Series 2019-1A, Class ER, 0.000% (3-Month USD Libor+650 basis points), 4/15/2031[2,3,7]	1,250,000
2,250,000	Series 2019-1A, Class E, 6.934% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	2,259,228
500,000	Series 2020-2A, Class D, 4.284% (3-Month USD Libor+410 basis points), 10/15/2032[2,3,7]	506,425
1,000,000	Series 2020-2A, Class E, 7.504% (3-Month USD Libor+732 basis points), 10/15/2032[2,3,7]	1,019,988
1,500,000	Series 2013-1A, Class D3R, 6.984% (3-Month USD Libor+680 basis points), 1/15/2034[2,3,7]	1,510,959
	Flatiron CLO Ltd.
1,500,000	Series 2015-1A, Class E, 4.884% (3-Month USD Libor+470 basis points), 4/15/2027[2,3,7]	1,500,326
1,500,000	Series 2015-1A, Class F, 5.684% (3-Month USD Libor+550 basis points), 4/15/2027[2,3,7]	1,457,574
1,500,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[2,7,8]	1,105,325
1,000,000	Series 2020-1A, Class D, 4.038% (3-Month USD Libor+379 basis points), 11/20/2033[2,3,7]	1,017,031
1,750,000	Series 2020-1A, Class E, 8.098% (3-Month USD Libor+785 basis points), 11/20/2033[2,3,7]	1,794,383
	Galaxy CLO Ltd.
1,000,000	Series 2018-29A, Class E, 4.744% (3-Month USD Libor+455 basis points), 11/15/2026[2,3,7]	987,627
1,000,000	Series 2016-22A, Class ER, 5.934% (3-Month USD Libor+575 basis points), 7/16/2028[2,3,7]	1,005,499
500,000	Series 2017-24A, Class E, 5.684% (3-Month USD Libor+550 basis points), 1/15/2031[2,3,7]	486,800

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class ER, 5.586% (3-Month USD Libor+540 basis points), 7/21/2030[2,3,7]	$1,431,231
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.520% (3-Month EUR Libor+552 basis points), 11/21/2031[2,3]	1,196,810
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 2.594% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,814,214
850,000	Series 3A-2014, Class CR, 3.790% (3-Month USD Libor+360 basis points), 7/18/2029[2,3,7]	849,500
875,000	Series 5A-2015, Class DRR, 3.334% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	839,068
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 5.688% (3-Month USD Libor+550 basis points), 7/20/2030[2,3,7]	466,606
1,375,000	Series 15A-19, Class E, 6.784% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	1,378,690
1,000,000	Invesco CLO Ltd. Series 2021-1A, Class E, 6.625% (3-Month USD Libor+646 basis points), 4/15/2034[2,3,7]	1,000,000
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 3.888% (3-Month USD Libor+370 basis points), 4/20/2026[2,3,7]	501,317
1,250,000	Series 2015-19A, Class CR, 2.334% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	1,241,011
1,460,000	Series 2015-19A, Class DR, 4.534% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,405,254
1,000,000	Series 2019-37A, Class D, 3.684% (3-Month USD Libor+350 basis points), 7/15/2032[2,3,7]	1,002,480
	Magnetite Ltd.
1,500,000	Series 2015-16A, Class DR, 2.340% (3-Month USD Libor+215 basis points), 1/18/2028[2,3,7]	1,492,511
500,000	Series 2015-16A, Class ER, 5.190% (3-Month USD Libor+500 basis points), 1/18/2028[2,3,7]	491,784
1,000,000	Series 2019-22A, Class ER, 0.000% (3-Month USD Libor+635 basis points), 4/15/2031[2,3,7]	1,000,000
1,000,000	Series 2019-22A, Class E, 6.934% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,002,809
1,500,000	Series 2015-14RA, Class F, 8.120% (3-Month USD Libor+793 basis points), 10/18/2031[2,3,7]	1,413,908

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2020-28A, Class E, 7.256% (3-Month USD Libor+708 basis points), 10/25/2031[2,3,7]	$754,619
1,075,000	Series 2019-24A, Class E, 7.134% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,7]	1,085,311
1,000,000	Mountain View CLO Ltd. Series 2015-10A, Class E, 5.038% (3-Month USD Libor+485 basis points), 10/13/2027[2,3,7]	955,003
	Neuberger Berman CLO Ltd.
1,050,000	Series 2015-20A, Class FR, 7.634% (3-Month USD Libor+745 basis points), 1/15/2028[2,3,7]	1,052,612
325,000	Series 2016-22A, Class DR, 3.290% (3-Month USD Libor+310 basis points), 10/17/2030[2,3,7]	325,437
1,000,000	Series 2016-22A, Class ER, 6.250% (3-Month USD Libor+606 basis points), 10/17/2030[2,3,7]	986,482
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2017-24A, Class E, 6.210% (3-Month USD Libor+602 basis points), 4/19/2030[2,3,7]	996,125
1,000,000	Series 2017-26A, Class E, 6.090% (3-Month USD Libor+590 basis points), 10/18/2030[2,3,7]	996,346
1,000,000	Series 2020-37A, Class E, 7.238% (3-Month USD Libor+705 basis points), 7/20/2031[2,3,7]	1,006,806
1,450,000	Series 2019-32A, Class ER, 6.290% (3-Month USD Libor+610 basis points), 1/20/2032[2,3,7]	1,455,697
500,000	Series 2020-38A, Class D, 3.938% (3-Month USD Libor+375 basis points), 10/20/2032[2,3,7]	501,430
1,550,000	Series 2020-38A, Class E, 7.688% (3-Month USD Libor+750 basis points), 10/20/2032[2,3,7]	1,566,578
528,045	Series 2019-35A, Class D, 3.890% (3-Month USD Libor+370 basis points), 1/19/2033[2,3,7]	530,951
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[2,3]	1,195,490
	OCP CLO Ltd.
1,000,000	Series 2020-18A, Class ER, 0.000% (3-Month USD Libor+643 basis points), 7/20/2032[2,3,7]	990,000
500,000	Series 2019-17A, Class E, 6.848% (3-Month USD Libor+666 basis points), 7/20/2032[2,3,7]	503,846
	Octagon Investment Partners Ltd.
575,000	Series 2015-1A, Class DR, 2.734% (3-Month USD Libor+255 basis points), 7/15/2027[2,3,7]	573,635
500,000	Series 2020-2A, Class D, 4.784% (3-Month USD Libor+460 basis points), 7/15/2033[2,3,7]	502,457

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OHA Credit Funding Ltd.
$1,750,000	Series 2019-2A, Class DR, 3.486% (3-Month USD Libor+330 basis points), 4/21/2034[2,3,7]	$1,750,018
1,000,000	Series 2019-2A, Class ER, 6.546% (3-Month USD Libor+636 basis points), 4/21/2034[2,3,7]	990,044
886,000	OZLM Ltd. Series 2015-12A, Class D, 5.586% (3-Month USD Libor+540 basis points), 4/30/2027[2,3,7]	857,332
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 6.800% (3-Month USD Libor+661 basis points), 4/17/2034[2,3,7]	749,250
	Recette CLO Ltd.
1,000,000	Series 2015-1X, Class SUB, 0.000%, 4/20/2034[2,8]	476,016
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[2,7]	25,803
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.884% (3-Month USD Libor+370 basis points), 1/15/2029[2,3,7]	1,206,359
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 6.676% (3-Month USD Libor+650 basis points), 10/25/2031[2,3,7]	997,164
500,000	Series 2019-1A, Class E, 7.034% (3-Month USD Libor+685 basis points), 10/15/2032[2,3,7]	502,563
750,000	Series 2019-2A, Class D, 4.084% (3-Month USD Libor+390 basis points), 1/15/2033[2,3,7]	757,585
1,900,000	Rockford Tower CLO Ltd. Series 2020-1A, Class E, 7.150% (3-Month USD Libor+690 basis points), 1/20/2032[2,3,7]	1,909,042
	TCI-Flatiron CLO Ltd.
750,000	Series 2017-1A, Class D, 2.942% (3-Month USD Libor+275 basis points), 11/18/2030[2,3,7]	744,052
1,000,000	Series 2016-1A, Class DR2, 3.790% (3-Month USD Libor+360 basis points), 1/17/2032[2,3,7]	1,005,320
1,500,000	Series 2016-1A, Class ER2, 7.190% (3-Month USD Libor+700 basis points), 1/17/2032[2,3,7]	1,506,819
1,000,000	Series 2018-1A, Class ER, 6.327% (3-Month USD Libor+615 basis points), 1/29/2032[2,3,7]	987,249
1,000,000	TCI-Symphony CLO Ltd. Series 2016-1A, Class DR, 3.188% (3-Month USD Libor+300 basis points), 10/13/2029[2,3,7]	1,004,491
1,000,000	Thompson Park CLO Ltd. Series 2021-1A, Class E, 6.509% (3-Month USD Libor+631 basis points), 4/15/2034[2,3,7]	990,000

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	TICP CLO Ltd.
$750,000	Series 2017-8A, Class D, 6.738% (3-Month USD Libor+655 basis points), 10/20/2030[2,3,7]	$748,121
688,000	Series 2016-5A, Class ER, 5.940% (3-Month USD Libor+575 basis points), 7/17/2031[2,3,7]	669,478
500,000	Series 2019-13A, Class E, 6.934% (3-Month USD Libor+675 basis points), 7/15/2032[2,3,7]	505,470
560,000	Series 2019-13A, Class ER, 6.934% (3-Month USD Libor+620 basis points), 4/15/2034[2,3,7]	554,400
500,000	Treman Park CLO Ltd. Series 2015-1A, Class DRR, 2.838% (3-Month USD Libor+265 basis points), 10/20/2028[2,3,7]	502,656
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.088% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	983,961
	Voya CLO Ltd.
750,000	Series 2014-3A, Class CR, 2.826% (3-Month USD Libor+265 basis points), 7/25/2026[2,3,7]	751,914
750,000	Series 2015-1A, Class CR, 2.540% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	726,412
500,000	Series 2013-1A, Class CR, 3.134% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	481,900
880,000	Series 2016-1A, Class DR, 5.438% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	818,735
500,000	Series 2018-2A, Class E, 5.434% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	470,205
1,000,000	Series 2020-2A, Class E, 8.040% (3-Month USD Libor+785 basis points), 7/19/2031[2,3,7]	1,010,915
1,150,000	Series 2020-3A, Class E, 6.468% (3-Month USD Libor+628 basis points), 10/20/2031[2,3,7]	1,155,869
500,000	Series 2019-4A, Class E, 7.664% (3-Month USD Libor+748 basis points), 1/15/2033[2,3,7]	505,200
500,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.588% (3-Month USD Libor+640 basis points), 7/20/2028[2,3,7]	501,179
	York CLO Ltd.
1,000,000	Series 2016-1A, Class ER, 6.588% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,7]	1,003,884
750,000	Series 2015-1A, Class DR, 2.784% (3-Month USD Libor+260 basis points), 1/22/2031[2,3,7]	732,241
1,750,000	Series 2018-1A, Class D, 3.534% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	1,754,464

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Series 2019-1A, Class D, 4.184% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,7]	$251,304
1,250,000	Series 2019-2A, Class D, 3.984% (3-Month USD Libor+380 basis points), 1/22/2033[2,3,7]	1,259,211
	Total Asset-Backed Securities
	(Cost $148,546,023)	154,978,813
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
2,550,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.384% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,7]	2,531,940
1,437,000	Benefit Street Partners CLO Ltd. Series 2015-VIA, Class CR, 3.640% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,7]	1,437,179
1,875,000	CSMC Series 2017-TIME, Class B, 3.775%, 11/13/2039[7,8]	1,544,846
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[2,7,8]	190,343
650,000	GS Mortgage Securities Corp. Series 2012-TMSQ, Class C, 3.573%, 12/10/2030[2,7,8]	614,710
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 6.393% (3-Month USD Libor+620 basis points), 1/20/2034[2,3,7]	749,979
	U.S. USDC
525,000	Series 2018-USDC, Class D, 4.642%, 5/13/2038[7,8]	487,502
500,000	Series 2018-USDC, Class E, 4.642%, 5/13/2038[7,8]	427,073
1,219,694	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[7]	1,224,661
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[2,7,8]	389,783
	Total Commercial Mortgage-Backed Securities
	(Cost $9,490,331)	9,598,016
	CORPORATE — 6.5%
	BASIC MATERIALS — 0.4%
360,000	NOVA Chemicals Corp. 4.250%, 5/15/2029[2,4,7]	357,300
192,000	OCI N.V. 4.625%, 10/15/2025[2,4,7]	200,520
250,000	Rayonier AM Products, Inc. 5.500%, 6/1/2024[2,7]	244,375
		802,195

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS — 1.4%
$500,000	Endurance Acquisition Merger Sub 6.000%, 2/15/2029[2,7]	$479,932
1,000,000	Scripps Escrow II, Inc. 5.375%, 1/15/2031[2,7]	1,016,230
450,526	Summer BC Holdco A Sarl 9.250%, 10/31/2027[2]	574,803
750,000	ViaSat, Inc. 5.625%, 9/15/2025[2,7]	767,812
277,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[2,4,7]	296,529
		3,135,306
	CONSUMER, CYCLICAL — 1.3%
500,000	American Airlines Group, Inc. 3.750%, 3/1/2025[7]	440,000
530,000	GYP Holdings Corp. 4.625%, 5/1/2029[2,7]	531,436
255,000	International Game Technology PLC 5.250%, 1/15/2029[2,4,7]	270,715
250,000	L Brands, Inc. 5.250%, 2/1/2028	274,375
400,000	Life Time, Inc. 8.000%, 4/15/2026[2,7]	421,068
425,000	Midwest Gaming Borrower LLC 4.875%, 5/1/2029[2,7]	425,400
395,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[2,7]	400,441
		2,763,435
	CONSUMER, NON-CYCLICAL — 1.0%
180,000	Acadia Healthcare Co., Inc. 5.000%, 4/15/2029[2,7]	186,588
500,000	Celestial-Saturn Merger Sub, Inc. 4.500%, 5/1/2028[2,7]	499,890
169,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 6/30/2028[2,4,7]	128,669
190,000	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125%, 4/1/2029[2,4,7]	188,338
500,000	Modulaire Global Finance PLC 8.000%, 2/15/2023[2,4,7]	511,557
500,000	NESCO Holdings II, Inc. 5.500%, 4/15/2029[2,7]	515,625

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$190,000	Triton Water Holdings, Inc. 6.250%, 4/1/2029[2,7]	$192,625
		2,223,292
	ENERGY — 0.6%
350,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.750%, 2/1/2028[2]	353,958
300,000	Murray Energy Corp. 11.250%, 4/30/2021*,2,7,9	191
225,000	Nabors Industries, Inc. 5.750%, 2/1/2025[2]	186,469
650,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023[2]	634,969
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[2,7,10]	193,594
		1,369,181
	FINANCIAL — 0.2%
120,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[2,7]	126,750
165,000	Iron Mountain, Inc. 5.000%, 7/15/2028[2,7]	171,199
225,000	NFP Corp. 6.875%, 8/15/2028[2,7]	236,417
		534,366
	INDUSTRIAL — 1.2%
300,000	FXI Holdings, Inc. 12.250%, 11/15/2026[2,7]	347,654
260,000	LSB Industries, Inc. 9.625%, 5/1/2023[2,7]	270,048
350,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[2,7]	360,281
550,000	PowerTeam Services LLC 9.033%, 12/4/2025[2,7]	611,229
512,000	Trident TPI Holdings, Inc. 6.625%, 11/1/2025[2,7]	523,087
500,000	Triumph Group, Inc. 6.250%, 9/15/2024[2,7]	505,937
		2,618,236

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 0.2%
$230,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7]	$82,858
250,000	Helios Software Holdings, Inc. 4.625%, 5/1/2028[2,7]	248,125
160,000	NCR Corp. 5.000%, 10/1/2028[2,7]	165,010
		495,993
	UTILITIES — 0.2%
	Talen Energy Supply LLC
350,000	6.500%, 6/1/2025[2,10]	291,832
133,000	10.500%, 1/15/2026[2,7]	122,489
		414,321
	Total Corporate
	(Cost $14,634,792)	14,356,325
	Total Bonds
	(Cost $172,671,146)	178,933,154

Number of Shares
	COMMON STOCKS — 0.0%
	TECHNOLOGY — 0.0%
5,787	Exela Technologies, Inc.*	11,284
	Total Common Stocks
	(Cost $69,113)	11,284
	SHORT-TERM INVESTMENTS — 6.1%
1,084,647	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[10,11]	1,084,647
12,303,785	Federated Treasury Obligations Fund - Institutional Class, 0.01%[11]	12,303,785
	Total Short-Term Investments
	(Cost $13,388,432)	13,388,432
	TOTAL INVESTMENTS — 99.8%
	(Cost $212,581,426)	219,178,536
	Other Assets in Excess of Liabilities — 0.2%	408,399
	TOTAL NET ASSETS — 100.0%	$219,586,935

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (1.0)%
	BONDS — (1.0)%
	CORPORATE — (1.0)%
	CONSUMER, CYCLICAL — (0.3)%
$(700,000)	Magic Mergeco, Inc. 7.875%, 5/1/2029[2,7]	(720,125)
	CONSUMER, NON-CYCLICAL — (0.7)%
(700,000)	B&G Foods, Inc. 5.250%, 9/15/2027[2]	(725,291)
(700,000)	MPH Acquisition Holdings LLC 5.750%, 11/1/2028[2,7]	(691,194)
		(1,416,485)
	Total Corporate
	(Proceeds $2,129,650)	(2,136,610)
	Total Bonds
	(Proceeds $2,129,650)	(2,136,610)
	Total Securities Sold Short
	(Proceeds $2,129,650)	$(2,136,610)

*	Non-income producing security.
[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $169,362,030 which represents 77.13% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Security is in default.
[10]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,570,074, which represents 0.72% of total net assets of the Fund.
[11]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley
HCA, Inc.		Pay	5%/Quarterly	6/20/26	$1,500,000	$(270,930)	$(33,156)	$(304,086)
J.P. Morgan
Markit CMBX Investment Grade
CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	1,000,000	(241,250)	(41,342)	(282,592)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(512,180)	$(74,498)	$(586,678)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2021.
(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At April 30, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(7,550,000)	$(9,094,765)	$(9,145,988)	$(51,223)
				(9,094,765)	(9,145,988)	(51,223)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(9,094,765)	$(9,145,988)	$(51,223)

EUR – Euro